Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property and equipment - Gross	$ 11,047,742	$ 11,579,727
Less: Accumulated depreciation	(4,873,896)	(4,414,388)
Property and equipment - net	6,173,846	7,165,339
Buildings [Member]
Property and equipment - Gross	$ 7,045,639	7,281,818
Useful Life (Years)	20 years
Operating equipment [Member]
Property and equipment - Gross	$ 3,475,400	3,738,522
Operating equipment [Member] | Maximum [Member]
Useful Life (Years)	10 years
Operating equipment [Member] | Minimum [Member]
Useful Life (Years)	4 years
Office equipment [Member]
Property and equipment - Gross	$ 127,339	131,538
Useful Life (Years)	5 years
Vehicles [Member]
Property and equipment - Gross	$ 399,364	$ 427,849
Vehicles [Member] | Maximum [Member]
Useful Life (Years)	8 years
Vehicles [Member] | Minimum [Member]
Useful Life (Years)	5 years